Derivative Instruments And Hedging Activities (Tables)	12 Months Ended
May 29, 2011
Notional Values Of Derivative Contracts Designated And Not Designated As Hedging Instruments

(in millions)	May 29, 2011	May 30, 2010
Derivative contracts designated as hedging instruments:
Natural gas	$ 3.8	$ 3.2
Foreign currency	20.7	18.9
Interest rate locks	150.0	150.0
Interest rate swaps	350.0	375.0
Equity forwards	18.0	12.6

Derivative contracts not designated as hedging instruments:
Natural gas	$ 7.7	$ 0.6
Other commodities	12.7	4.2
Equity forwards	24.0	12.8

Fair Value Of Derivative Contracts Designated And Not Designated As Hedging Instruments

(in millions)	Balance Sheet Location	Derivative Assets		Derivative Liabilities
		May 29, 2011	May 30, 2010	May 29, 2011	May 30, 2010
Derivative contracts designated as hedging instruments

Commodity contracts	(1)	$ 0.1	$ —	$ —	$ (0.6)
Equity forwards	(1)	0.4	—	—	(0.4)
Interest rate related	(1)	3.6	3.4	(23.2)	(10.5)
Foreign currency forwards	(1)	0.6	1.1	—	—
		$ 4.7	$ 4.5	$ (23.2)	$ (11.5)
Derivative contracts not designated as hedging instruments

Commodity contracts	(1)	$ 0.6	$ —	$ —	$ —
Equity forwards	(1)	0.5	—	—	(0.6)
		$ 1.1	$ —	$ —	$ (0.6)
Total derivative contracts		$ 5.8	$ 4.5	$ (23.2)	$ (12.1)

(1)	Derivative assets and liabilities are included in Receivables, net, Prepaid expenses and other current assets, and Other current liabilities, as applicable, on our consolidated balance sheets.

Not Designated As Hedging Instrument [Member]
Effects Of Derivative Instruments In Hedging Relationships

(in millions)	Location of Gain (Loss) Recognized in Earnings	Amount of Gain (Loss) Recognized in Earnings
		Fiscal Year
		2011	2010	2009
Commodity contracts	Cost of sales (1)	$ 0.6	$ (0.2)	$ (5.0)
Equity forwards	Cost of sales (2)	3.3	2.2	2.1
Equity forwards	Selling, general and administrative	3.3	1.3	0.9
		$ 7.2	$ 3.3	$ (2.0)

(1)	Location of the gain (loss) recognized in earnings is food and beverage costs and restaurant expenses, which are components of cost of sales.

(2)	Location of the gain (loss) recognized in earnings is restaurant labor expenses, which is a component of cost of sales.

Fair Value Hedging [Member]
Effects Of Derivative Instruments In Hedging Relationships

(in millions)	Amount of Gain (Loss) Recognized in Earnings on Derivatives			Location of Gain (Loss) Recognized in Earnings on Derivatives	Hedged Item in Fair Value Hedge Relationship	Amount of Gain (Loss) Recognized in Earnings on Related Hedged Item			Location of Gain (Loss) Recognized in Earnings on Related Hedged Item
	Fiscal Year					Fiscal Year
	2011	2010	2009			2011	2010	2009
Interest rate	$ 0.2	$ 3.4	$ —	Interest, net	Debt	$ (0.2)	$ (3.4)	$ —	Interest, net

Cash Flow Hedges [Member]
Effects Of Derivative Instruments In Hedging Relationships

(in millions)	Amount of Gain (Loss) Recognized in AOCI (effective portion)			Location of Gain (Loss) Reclassified from AOCI to Earnings	Amount of Gain (Loss) Reclassified from AOCI to Earnings (effective portion)			Location of Gain (Loss) Recognized in Earnings (ineffective portion)	(1) Amount of Gain (Loss) Recognized in Earnings (ineffective portion)
	Fiscal Year				Fiscal Year				Fiscal Year
	2011	2010	2009		2011	2010	2009		2011	2010	2009
Commodity	$(0.2)	$(2.1)	$(8.7)	(2)	$(0.9)	$(3.8)	$(6.1)	(2)	$—	$—	$—
Equity	2.6	3.9	1.2	(3)	—	—	—	(3)	0.2	0.3	—
Interest rate	(12.2)	(7.7)	(6.9)	Interest, net	0.7	0.5	(1.3)	Interest, net	(0.5)	—	—
Foreign currency	(0.1)	1.3	0.8	(4)	0.4	1.1	—	(4)	—	—	—
	$(9.9)	$(4.6)	$(13.6)		$0.2	$(2.2)	$(7.4)		$(0.3)	$0.3	$—

(1)

Generally, all of our derivative instruments designated as cash flow hedges have some level of ineffectiveness, which is recognized currently in earnings. However, as these amounts are generally nominal and our consolidated financial statements are presented "in millions," these amounts may appear as zero in this tabular presentation.

(2)

Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is food and beverage costs and restaurant expenses, which are components of cost of sales.

(3)

Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is restaurant labor expenses, which is a component of cost of sales, and selling, general and administrative expenses.

(4)

Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is food and beverage costs, which is a component of cost of sales, and selling, general and administrative expenses.